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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 3 of its series, Evergreen Core Bond Fund, Evergreen Fixed Income Fund II and Evergreen Select High Yield Bond Fund, for the year ended 10/31/2003. These 3 series have a 4/31 fiscal year end.

Date of reporting period: October 31, 2003

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

Evergreen Core Bond Fund: Semiannual Report as of October 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the semiannual report for the Evergreen Core Bond Fund, which covers the six-month period ended October 31, 2003.

Over the past six months, the U.S. fixed income markets have experienced seemingly a decade's worth of volatility. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and potential changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. U.S. monetary policy officials then warned of the "possibility of an unwelcome, substantial fall in inflation."

Initially, this phrase wasn't threatening to the bond market as yields dropped down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

LETTER TO SHAREHOLDERS continued

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved in recent months, the wildcard for investors continued to be sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Productivity growth remains high and most companies continue to expand without increasing their workforce. Yet many businesses have substantially increased capital investment, taking advantage of newly enacted fiscal incentives, and we believe payrolls will continue to gradually increase in the coming months as existing workforces become too stretched in attempting to satisfy the improvements in demand.

Diversification within the fixed income markets was obviously necessary to weather last summer's storms in the bond market. Those investors properly allocated between government, corporates, municipals, high yield and international bonds likely benefited from these long-term strategies. Indeed, many corporate and high yield spreads contracted as investors sought companies with strong balance sheets and improved credit quality. Possibilities for a synchronized global recovery should also enable many international bonds to contribute to diversified portfolios.

LETTER TO SHAREHOLDERS continued

As always, fixed income investors should remain diversified in order to participate in the benefits of long-term asset allocation strategies within their portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

6-month return
with sales charge	-4.32%	-4.81%	-1.85%	N/A	N/A	N/A

6-month return
w/o sales charge	0.47%	0.11%	0.11%	0.62%	0.49%	0.56%

Average annual
return*

1 year with sales
charge	0.10%	-0.67%	2.29%	N/A	N/A	N/A

1 year w/o sales
charge	5.08%	4.33%	4.33%	5.37%	5.11%	5.31%

5 year	5.53%	5.85%	5.96%	6.69%	6.42%	6.68%

10 year	6.35%	6.67%	6.56%	6.93%	6.78%	6.93%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Core Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund's predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/4/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I is based on the performance of Class I of the fund's predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of October 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)	Year Ended April 30,		Year Ended September 30, 2001[2,3]
CLASS A		2003	2002[1]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.40
Income from investment operations
Net investment income	0.17	0.48	0.31	0.17
Net realized and unrealized gains or losses on securities	-0.12	0.57	-0.13	0.43
Total from investment operations	0.05	1.05	0.18	0.60
Distributions to shareholders from
Net investment income	-0.22	-0.48	-0.30	-0.22
Net realized gains	0	-0.11	-0.13	0
Total distributions to shareholders	-0.22	-0.59	-0.43	-0.22
Net asset value, end of period	$10.82	$10.99	$10.53	$10.78
Total return[4]	0.47%	10.20%	1.71%	5.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$474,686	$454,679	$145,264	$98,424
Ratios to average net assets
Expenses[5]	0.74%[6]	0.70%	0.67%[6]	0.68%[6]
Net investment income	3.07%[6]	4.47%	4.93%[6]	4.93%[6]
Portfolio turnover rate	120%	206%	136%	238%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)			Year Ended September 30, 2001[2,3]
		Year Ended April 30,
CLASS B		2003	2002[1]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.40
Income from investment operations
Net investment income	0.13	0.40	0.26	0.12
Net realized and unrealized gains or losses on securities	-0.12	0.57	-0.13	0.45
Total from investment operations	0.01	0.97	0.13	0.57
Distributions to shareholders from
Net investment income	-0.18	-0.40	-0.25	-0.19
Net realized gains	0	-0.11	-0.13	0
Total distributions to shareholders	-0.18	-0.51	-0.38	-0.19
Net asset value, end of period	$10.82	$10.99	$10.53	$10.78
Total return[4]	0.11%	9.39%	1.27%	5.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$303,444	$310,416	$126,191	$40,078
Ratios to average net assets
Expenses[5]	1.44%[6]	1.44%	1.41%[6]	1.44%[6]
Net investment income	2.37%[6]	3.70%	4.18%[6]	4.11%[6]
Portfolio turnover rate	120%	206%	136%	238%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)			Year Ended September 30, 2001[2,3]
		Year Ended April 30,
CLASS C		2003	2002[1]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.40
Income from investment operations
Net investment income	0.13	0.40	0.26	0.13
Net realized and unrealized gains or losses on securities	-0.12	0.57	-0.13	0.44
Total from investment operations	0.01	0.97	0.13	0.57
Distributions to shareholders from
Net investment income	-0.18	-0.40	-0.25	-0.19
Net realized gains	0	-0.11	-0.13	0
Total distributions to shareholders	-0.18	-0.51	-0.38	-0.19
Net asset value, end of period	$10.82	$10.99	$10.53	$10.78
Total return[4]	0.11%	9.39%	1.27%	5.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$149,193	$151,286	$64,494	$24,695
Ratios to average net assets
Expenses[5]	1.44%[6]	1.44%	1.41%[6]	1.43%[6]
Net investment income	2.37%[6]	3.70%	4.17%[6]	4.04%[6]
Portfolio turnover rate	120%	206%	136%	238%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,		Year Ended September 30,			Year Ended March 31, 1999[2]
CLASS I		2003	2002[1]	2001	2000	1999[2,3]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.09	$10.08	$10.39	$10.53
Income from investment operations
Net investment income	0.19	0.51	0.32	0.62	0.64	0.30	0.59
Net realized and unrealized gains or losses on securities	-0.12	0.57	-0.13	0.70	0	-0.30	0.09
Total from investment operations	0.07	1.08	0.19	1.32	0.64	0	0.68
Distributions to shareholders from
Net investment income	-0.24	-0.51	-0.31	-0.63	-0.63	-0.30	-0.61
Net realized gains	0	-0.11	-0.13	0	0	-0.01	-0.21
Total distributions to shareholders	-0.24	-0.62	-0.44	-0.63	-0.63	-0.31	-0.82
Net asset value, end of period	$10.82	$10.99	$10.53	$10.78	$10.09	$10.08	$10.39
Total return	0.62%	10.48%	1.85%	13.44%	6.60%	0.00%	0.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,488,079	$3,544,010	$1,558,013	$1,532,324	$1,283,130	$1,042,781	$109,028
Ratios to average net assets
Expenses[4]	0.44%[5]	0.44%	0.43%[5]	0.43%	0.42%	0.40%[5]	0.50%
Net investment income	3.37%[5]	4.72%	5.20%[5]	5.96%	6.45%	5.70%[5]	5.73%
Portfolio turnover rate	120%	206%	136%	238%	195%	225%	221%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction. The above financial highlights for the periods prior to June 7, 1999 are those of the Tattersall Bond Fund Class I, which have been restated to give effect to this transaction.

[3]   For the six months ended September 30, 1999. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)
		Year Ended April 30,		Year Ended September 30,			Year Ended March 31, 1999[2]
CLASS IS		2003	2002[1]	2001	2000	1999[2,3]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.09	$10.08	$10.40	$10.54
Income from investment operations
Net investment income	0.17	0.48	0.31	0.61	0.61	0.28	0.59
Net realized and unrealized gains or losses on securities	-0.12	0.57	-0.13	0.68	0	-0.31	0.07
Total from investment operations	0.05	1.05	0.18	1.29	0.61	-0.03	0.66
Distributions to shareholders from
Net investment income	-0.22	-0.48	-0.30	-0.60	-0.60	-0.28	-0.59
Net realized gains	0	-0.11	-0.13	0	0	-0.01	-0.21
Total distributions to shareholders	-0.22	-0.59	-0.43	-0.60	-0.60	-0.29	-0.80
Net asset value, end of period	$10.82	$10.99	$10.53	$10.78	$10.09	$10.08	$10.40
Total return	0.49%	10.20%	1.71%	13.16%	6.33%	-0.17%	-0.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$52,825	$53,991	$19,869	$20,456	$22,213	$5,744	$2,721
Ratios to average net assets
Expenses[4]	0.70%[5]	0.70%	0.68%[5]	0.68%	0.68%	0.61%[5]	0.65%
Net investment income	3.13%[5]	4.48%	4.95%[5]	5.72%	6.24%	5.49%[5]	5.59%
Portfolio turnover rate	120%	206%	136%	238%	195%	225%	221%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction. The above financial highlights for the periods prior to June 7, 1999 are those of the Tattersall Bond Fund Class IS, which have been restated to give effect to this transaction.

[3]   For the six months ended September 30, 1999. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended October 31, 2003 (unaudited)[1]

CLASS R
Net asset value, beginning of period	$10.83
Income from investment operations
Net investment income	0.02
Net realized and unrealized gains or losses on securities	-0.01
Total from investment operations	0.01
Distributions to shareholders from
Net investment income	-0.02
Net asset value, end of period	$10.82
Total return	0.10%
Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses[2]	0.72%[3]
Net investment income	3.72%[3]
Portfolio turnover rate	120%

[1]   For the period from October 10, 2003 (commencement of class operations), to October 31, 2003.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

ASSET-BACKED SECURITIES 2.9%
Capital One Master Trust, Ser. 1999-1, Class A, 1.26%, 07/16/2007	AAA	$ 23,500,000	$ 23,499,161
Chase Credit Card Master Trust, Ser. 1997-1, Class A, 1.21%, 10/15/2006	AAA	20,405,000	20,417,133
Federal Express Corp. Pass Thru Certs., Ser. 1998-1A, 6.72%, 01/15/2022	A+	8,469,944	9,870,153
First USA Credit Card Master Trust, Ser. 2001-2, Class A, 1.21%, 11/20/2006	AAA	10,985,000	10,991,438
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	AAA	6,475,000	6,907,860
Ser. 2002-RZ3, Class A2, 3.08%, 08/25/2026	AAA	7,830,763	7,836,878
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	AAA	17,705,000	17,825,316
Ser. 2003-RZ4, Class A2, 2.81%, 07/25/2027	AAA	12,000,000	11,950,120
Saxon Asset Securities Trust, Ser. 1993-3, Class AF4, 7.55%, 10/25/2026	AAA	1,950,591	2,003,475
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 08/22/2010	AAA	17,680,000	17,798,198
Total Asset-Backed Securities			129,099,732
COLLATERALIZED MORTGAGE OBLIGATIONS 21.6%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2000-C1, Class A1, 7.325%, 07/15/2008	AAA	7,233,104	8,032,827
FHLMC:
Ser. 2198, Class PG, 7.00%, 12/15/2028	AAA	5,579,128	5,671,380
Ser. 2316, Class PB, 6.50%, 09/15/2030	AAA	16,561,232	17,029,019
Ser. 2328, Class QC, 6.50%, 03/15/2030	AAA	5,168,727	5,233,037
Ser. 2362, Class PB, 6.50%, 04/15/2017	AAA	1,149,875	1,149,940
Ser. 2403, Class VM, 7.00%, 07/15/2016	AAA	7,832,945	7,863,143
Ser. 2445, Class OD, 6.00%, 09/15/2027	AAA	6,618,586	6,628,038
Ser. 2449, Class JM, 6.00%, 05/15/2027	AAA	1,410,165	1,409,994
Ser. 2473, Class VJ, 6.50%, 04/15/2013	AAA	1,031,031	1,030,905
Ser. 2501, Class AN, 5.50%, 09/15/2017	AAA	34,826,510	35,830,732
Ser. 2564, Class BQ, 5.50%, 10/15/2017	AAA	26,250,000	27,067,079
Ser. 2631, Class MC, 5.00%, 02/15/2032	AAA	55,677,500	53,876,010
Ser. 2668, Class AD, 4.00%, 01/15/2015	AAA	45,362,426	45,935,721
Ser. 2676, Class LG, 5.00%, 06/15/2032	AAA	26,853,000	26,066,822
Ser. 2695, Class BG, 4.50%, 04/15/2032 (h)	AAA	59,590,000	55,889,461
Ser. T-57, Class 1A2, 7.00%, 07/25/2043 (h)	AAA	29,430,931	31,564,673
Ser. T-58, Class 2A, 6.50%, 09/25/2043 (h)	AAA	47,686,488	50,309,245
FNMA:
Ser. 2000-13, Class PB, 7.50%, 04/25/2030	AAA	14,864,814	15,817,544
Ser. 2001-36, Class D, 6.50%, 05/25/2028	AAA	2,559,130	2,557,145
Ser. 2001-TB, Class A1, 7.50%, 07/25/2041	AAA	2,288,056	2,506,852
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	AAA	21,355,000	22,327,607
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	AAA	12,220,000	12,773,386
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	AAA	20,898,208	22,438,929
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	AAA	4,643,048	5,087,040
Ser. 2002-T15, Class A1, 1.32%, 11/26/2032	AAA	42,566,423	42,416,772
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	AAA	$ 26,972,591	$ 28,557,231
Ser. 2002-T18, Class A-4, 7.50%, 08/25/2042	AAA	4,055,544	4,443,355
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	AAA	14,841,432	15,713,366
Ser. 2003-18, Class A-1, 6.50%, 12/25/2042	AAA	22,447,729	23,766,533
Ser. 2003-W3, Class 1A-1, 6.50%, 08/25/2042	AAA	55,405,143	58,660,195
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	AAA	37,921,227	40,374,715
Ford Credit Trust:
Ser. 2001-1, Class A, 1.21%, 07/17/2006	AAA	20,725,000	20,749,777
Ser. 2001-2, Class A, 1.26%, 07/15/2008	AAA	18,935,000	18,998,051
GMAC Comml. Mtge. Securities, Inc., Ser. 1999-C1, Class A2, 6.18%, 05/15/2033	AAA	9,650,000	10,643,652
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.61%, 01/10/2040	AAA	44,880,000	44,010,279
J.P. Morgan Chase Comml. Mtge. Sec., Ser. 2001-CIB2, Class A2, 6.24%, 04/15/2035	AAA	19,420,000	21,314,200
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	AAA	11,395,507	12,734,047
Ser. 2000-C4, Class A-1, 7.18%, 09/15/2019	AAA	17,409,869	19,305,693
Ser. 2000-C5, Class A-1, 6.41%, 01/15/2010	AAA	8,359,073	9,092,563
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	AAA	30,000,000	33,829,482
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A2, 6.88%, 10/03/2030	AAA	31,830,000	35,181,559
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	AAA	11,144,000	11,879,816
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	AAA	38,250,000	42,194,585
Morgan Stanley Dean Witter Capital, Ser. 2002-IQ2, Class A3, 5.52%, 07/01/2006	AAA	6,450,000	6,846,509
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 (h)	AAA	1,850	1,851
Total Collateralized Mortgage Obligations			964,810,760
CORPORATE BONDS 25.1%
CONSUMER DISCRETIONARY 3.8%
Auto Components 0.3%
Delphi Automotive Systems Corp., 6.125%, 05/01/2004	BBB-	14,180,000	14,495,023
Automobiles 1.3%
DaimlerChrysler Holdings Corp.:
4.05%, 06/04/2008	BBB	7,000,000	6,773,620
6.50%, 11/15/2013	BBB	13,000,000	13,145,860
Ford Motor Co., 6.375%, 02/01/2029	BBB	23,330,000	18,497,937
General Motors Corp., 7.20%, 01/15/2011	BBB	17,605,000	18,489,634
56,907,051
Hotels, Restaurants & Leisure 0.2%
McDonald's Corp., 6.375%, 01/08/2028	A	8,250,000	8,679,239
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 0.8%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	BBB	$ 10,000,000	$ 10,913,480
Time Warner, Inc.:
7.625%, 04/15/2031	BBB+	14,500,000	16,262,054
8.18%, 08/15/2007	BBB+	5,000,000	5,775,490
32,951,024
Multi-line Retail 1.2%
May Department Stores Co.:
6.70%, 09/15/2028	BBB+	7,730,000	7,943,889
7.45%, 09/15/2011	BBB+	70,000	81,028
Sears Roebuck Acceptance Corp.:
7.00%, 02/01/2011	BBB	5,210,000	5,940,041
7.00%, 06/01/2032	BBB	10,000,000	10,957,990
Target Corp.:
5.875%, 11/01/2008	A+	3,750,000	4,108,388
6.35%, 11/01/2032	A+	24,000,000	25,232,664
54,264,000
CONSUMER STAPLES 1.0%
Beverages 0.2%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	A	8,500,000	9,552,300
Pepsi Bottling Group, Inc., 5.625%, 02/17/2009 144A	A	100,000	108,670
9,660,970
Food & Staples Retailing 0.8%
Safeway, Inc., 6.50%, 11/15/2008	BBB	10,000,000	11,040,160
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	AA	21,120,000	24,263,226
35,303,386
ENERGY 1.3%
Oil & Gas 1.3%
ChevronTexaco Corp.:
5.50%, 01/15/2009	AA	5,125,000	5,575,073
9.75%, 03/15/2020	AA	5,000,000	7,082,485
Conoco Funding Co., 5.45%, 10/15/2006	A-	24,650,000	26,527,541
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	BBB+	17,535,000	19,895,772
59,080,871
FINANCIALS 13.4%
Capital Markets 3.0%
Alliance Capital Management LP, 5.625%, 08/15/2006	A+	23,665,000	25,535,032
Bank of New York Co., Inc.:
3.75%, 02/15/2008	A+	18,000,000	18,176,508
4.14%, 08/02/2007	AA-	16,625,000	17,022,470
Bear Stearns, Inc., 6.15%, 03/02/2004	A	2,050,000	2,081,841
Goldman Sachs & Co., Inc., 7.35%, 10/01/2009	A+	3,115,000	3,609,534
J.P. Morgan Chase & Co., 5.35%, 03/01/2007	A+	5,000,000	5,371,870
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc., 6.75%, 07/02/2008	BBB	$ 1,070,000	$ 1,192,807
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	A+	12,500,000	12,217,375
5.36%, 02/01/2007	A+	14,900,000	15,964,918
Morgan Stanley:
3.625%, 04/01/2008	A+	8,000,000	7,981,704
6.10%, 04/15/2006	A+	21,860,000	23,704,591
132,858,650
Commercial Banks 2.6%
BankUnited FSB, 5.40%, 02/02/2004	AAA	5,000,000	5,053,135
First Security Corp., 7.00%, 07/15/2005	A+	14,000,000	15,152,116
Key Bank, 7.00%, 02/01/2011	A-	1,000,000	1,143,799
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	A-	6,265,000	7,040,281
National City Corp., 6.875%, 05/15/2019	A-	9,945,000	11,315,879
NationsBank Corp., 6.875%, 02/15/2005	A	11,300,000	12,010,194
PNC Funding Corp.:
6.125%, 02/15/2009	BBB+	10,365,000	11,363,916
7.50%, 11/01/2009	BBB+	11,390,000	13,371,120
SunTrust Banks, Inc.:
6.00%, 02/15/2026	A	19,950,000	21,482,100
6.00%, 01/15/2028	A+	4,825,000	5,409,081
Wells Fargo & Co., 6.875%, 04/01/2006	A+	11,975,000	13,252,397
116,594,018
Consumer Finance 3.8%
Caterpillar Financial Services Corp., 4.69%, 04/25/2005	A	10,000,000	10,457,250
Commercial Credit Group, Inc., 7.375%, 04/15/2005	AA-	2,500,000	2,697,863
Ford Motor Credit Co.:
7.00%, 10/01/2013	BBB	2,500,000	2,461,932
7.375%, 10/28/2009	BBB	15,350,000	15,896,629
General Electric Capital Corp., 5.00%, 06/15/2007	AAA	13,350,000	14,164,737
GMAC:
6.875%, 09/15/2011	BBB	22,470,000	23,215,173
6.875%, 08/28/2012	BBB	1,790,000	1,837,895
Household Finance Corp.:
4.625%, 01/15/2008	A	12,000,000	12,448,104
6.40%, 06/17/2008	A	6,000,000	6,665,934
6.50%, 11/15/2008	A	11,880,000	13,276,720
6.75%, 05/15/2011	A	8,500,000	9,526,451
International Lease Finance Corp.:
4.00%, 01/17/2006	AA-	7,000,000	7,203,847
5.12%, 06/01/2005	AA-	8,480,000	8,867,502
5.54%, 03/21/2005	AA-	2,700,000	2,819,070
5.95%, 06/06/2005	AA-	17,035,000	18,037,629
USAA Capital Corp., 5.59%, 12/20/2006 144A	AAA	18,000,000	19,749,582
169,326,318
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.3%
Citigroup, Inc.:
3.50%, 02/01/2008	AA-	$ 10,000,000	$ 10,002,140
6.75%, 12/01/2005	AA-	3,250,000	3,543,088
13,545,228
Insurance 0.6%
Metropolitan Life Insurance Co., 7.00%, 11/01/2005 144A	A+	1,100,000	1,197,069
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	AA-	10,000,000	10,706,580
Travelers Property Casualty Corp., 5.00%, 03/15/2013	A-	15,000,000	14,982,420
26,886,069
Real Estate 1.5%
AvalonBay Communities, Inc., 6.625%, 01/15/2005 REIT	BBB+	6,545,000	6,906,572
Duke Realty LP, 7.05%, 03/01/2004 REIT	BBB+	3,570,000	3,881,054
Duke Weeks Realty, Ltd., 7.75%, 11/15/2009 REIT	BBB+	7,660,000	8,996,816
EOP Operating LP:
6.80%, 01/15/2009	BBB+	9,100,000	10,178,204
7.00%, 07/15/2011	BBB+	1,010,000	1,138,741
7.75%, 11/15/2007	BBB+	9,000,000	10,317,681
ERP Operating LP, 6.63%, 04/13/2005 REIT	BBB+	20,495,000	21,627,369
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	BBB	2,350,000	2,540,458
65,586,895
Thrifts & Mortgage Finance 1.6%
American General Finance Corp.:
4.50%, 11/15/2007	A+	13,000,000	13,486,044
5.75%, 03/15/2007	A+	10,000,000	10,852,170
5.875%, 07/14/2006	A+	19,750,000	21,341,317
5.91%, 06/12/2006	A+	2,000,000	2,159,672
6.10%, 05/22/2006	A+	1,730,000	1,875,253
Washington Mutual, Inc.:
5.625%, 01/15/2007	BBB+	3,500,000	3,773,119
6.875%, 06/15/2011	BBB+	7,305,000	8,206,926
7.50%, 08/15/2006	BBB+	10,780,000	12,096,540
73,791,041
HEALTH CARE 0.2%
Pharmaceuticals 0.2%
Wyeth, 6.25%, 03/15/2006	A	9,250,000	10,052,669
INDUSTRIALS 1.0%
Aerospace & Defense 0.2%
United Technologies Corp., 7.00%, 09/15/2006	A	9,265,000	10,360,568
Air Freight & Logistics 0.1%
United Parcel Services, Inc., 8.375%, 04/01/2020	AAA	2,000,000	2,622,468
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.2%
Ingersoll Rand Co., 6.25%, 05/15/2006	BBB+	$ 9,550,000	$ 10,407,704
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.:
6.75%, 03/15/2029	BBB+	8,470,000	9,032,552
7.125%, 12/15/2010	BBB+	6,800,000	7,933,233
8.625%, 11/01/2004	BBB+	5,130,000	5,406,733
22,372,518
MATERIALS 0.7%
Chemicals 0.0%
Dow Chemical Co., 8.625%, 04/01/2006	A-	1,164,000	1,305,043
Metals & Mining 0.3%
Alcoa, Inc.:
5.875%, 06/01/2006	A-	85,000	92,378
6.50%, 06/01/2011	A-	11,365,000	12,747,302
12,839,680
Paper & Forest Products 0.4%
Weyerhaeuser Co., 7.375%, 03/15/2032	BBB	14,375,000	15,523,361
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.1%
BellSouth Corp., 6.375%, 06/01/2028	A+	10,405,000	10,773,056
Navistar International Corp., Ser. B, 9.375%, 06/01/2006	BB-	4,000,000	4,400,000
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	A+	17,000,000	20,040,773
SBC Communications, Inc., 6.25%, 03/15/2011	A+	8,000,000	8,700,792
Sprint Capital Corp.:
5.875%, 05/01/2004	BBB-	10,450,000	10,627,504
6.875%, 11/15/2028	BBB-	27,500,000	25,968,882
7.625%, 01/30/2011	BBB-	6,225,000	6,860,386
Verizon, Inc., 5.875%, 01/17/2012	A+	6,850,000	7,238,676
94,610,069
Wireless Telecommunications Services 0.3%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	BBB	12,075,000	14,031,935
UTILITIES 1.3%
Electric Utilities 0.9%
Carolina Power & Light Co., 6.50%, 07/15/2012	BBB	15,900,000	17,419,563
Dominion Resources, Inc., 7.625%, 07/15/2005	BBB+	4,075,000	4,439,949
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	A	3,250,000	3,531,801
Progress Energy, Inc., 7.75%, 03/01/2031	BBB-	12,500,000	14,654,325
40,045,638
Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	BBB+	16,875,000	19,018,614
Total Corporate Bonds			1,123,120,050
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 28.5%
FHLMC:
4.50%, 06/01/2033-07/01/2033	AAA	$ 36,618,577	$ 34,946,671
4.50%, TBA #	AAA	104,230,000	99,083,644
5.00%, 08/01/2033-10/01/2033	AAA	89,567,957	88,232,157
5.50%, TBA #	AAA	50,635,000	51,062,258
6.00%, 04/01/2014-05/01/2017	AAA	38,659,148	40,266,967
6.25%, 07/15/2032	AAA	22,000,000	23,812,360
6.375%, 11/15/2003	AAA	1,000,000	1,001,762
6.50%, 08/01/2013-10/01/2032	AAA	9,313,306	9,695,993
7.00%, 02/01/2015	AAA	425,621	451,266
7.21%, 06/15/2017 (h)	AAA	10,728,254	12,260,249
FNMA:
4.00%, TBA #	AAA	55,550,000	54,109,144
4.12%, 06/01/2013	AAA	9,655,977	9,166,791
5.50%, 04/01/2009-04/01/2018	AAA	49,519,410	51,265,153
5.57%, 01/01/2006	AAA	5,327,594	5,577,385
5.67%, 09/01/2006	AAA	3,898,305	4,133,635
5.76%, 07/01/2006	AAA	5,022,500	5,322,806
5.81%, 01/01/2009	AAA	9,910,920	10,655,345
6.00%, 04/01/2013-05/01/2033	AAA	265,900,905	275,574,500
6.03%, 06/01/2006	AAA	9,870,191	10,704,887
6.06%, 04/01/2009	AAA	109,554	117,905
6.10%, 03/01/2008	AAA	3,251,510	3,538,581
6.125%, 05/01/2009	AAA	4,270,687	4,647,266
6.13%, 04/01/2009	AAA	37,001	40,302
6.14%, 04/01/2009	AAA	3,448,674	3,755,808
6.15%, 12/01/2008	AAA	4,962,052	5,369,169
6.18%, 12/01/2008	AAA	3,845,230	4,165,220
6.19%, 02/01/2006	AAA	3,203,166	3,395,359
6.20%, 09/01/2008	AAA	938,289	1,025,662
6.24%, 08/01/2008	AAA	5,132,001	5,615,282
6.25%, 02/01/2011	AAA	24,335,000	27,374,486
6.29%, 04/01/2008	AAA	2,824,937	3,094,748
6.30%, 08/01/2008	AAA	2,625,549	2,859,752
6.31%, 03/01/2008	AAA	1,492,138	1,634,978
6.32%, 01/01/2006-04/01/2009	AAA	13,199,674	14,138,925
6.37%, 06/01/2006-04/01/2009	AAA	4,475,424	4,958,384
6.42%, 02/01/2011	AAA	145,914	159,510
6.46%, 04/01/2006	AAA	615,064	657,710
6.47%, 06/01/2009	AAA	5,524,126	6,055,364
6.50%, 06/01/2009-09/01/2032	AAA	152,820,760	158,839,308
6.54%, 12/01/2007	AAA	60,479	66,540
6.61%, 02/01/2007	AAA	6,257,385	6,825,827
6.65%, 12/01/2007	AAA	9,829,614	10,851,102
6.70%, 11/01/2007	AAA	513,663	567,433
6.77%, 08/01/2004	AAA	167,833	170,154
6.80%, 06/01/2006	AAA	5,373,629	5,947,063
6.81%, 12/01/2006	AAA	50,831	55,541
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA
6.84%, 03/01/2007	AAA	$ 7,076,735	$ 7,788,202
6.87%, 05/01/2006	AAA	1,377,671	1,485,583
6.90%, 04/01/2006	AAA	5,962,358	6,422,465
6.94%, 04/01/2004	AAA	4,186,676	4,197,930
6.96%, 12/01/2010	AAA	53,565	60,964
7.00%, 08/01/2028-06/01/2032	AAA	717,931	756,385
7.02%, 12/01/2010	AAA	78,075	88,904
7.03%, 12/01/2006	AAA	7,685,000	8,427,300
7.09%, 10/01/2007	AAA	4,686,092	5,205,744
7.10%, 12/01/2006	AAA	3,386,327	3,721,249
7.12%, 11/01/2006-09/01/2010	AAA	13,947,983	15,726,981
7.13%, 11/01/2006-12/01/2010	AAA	16,507,161	18,562,131
7.16%, 06/01/2006	AAA	2,552,076	2,905,942
7.20%, 01/01/2010-06/01/2020	AAA	20,851,148	23,505,540
7.24%, 11/01/2006	AAA	4,424,234	4,857,571
7.44%, 07/01/2009	AAA	15,750,000	17,616,684
7.48%, 10/01/2006	AAA	130,392	143,899
7.50%, 02/01/2012-12/01/2030	AAA	24,946,079	26,631,065
7.53%, 04/01/2010	AAA	6,750,208	7,817,381
7.54%, 11/01/2006	AAA	6,696,428	7,373,046
7.74%, 06/01/2007	AAA	5,108,046	5,762,784
7.79%, 06/01/2010	AAA	9,371,842	10,960,785
8.66%, 01/01/2005	AAA	603,703	628,698
GNMA:
4.00%, 07/20/2031	AAA	8,306,022	8,271,671
5.75%, 07/20/2024	AAA	13,562,948	13,858,293
6.00%, 05/15/2009	AAA	413,733	434,295
6.50%, 05/15/2009	AAA	293,844	311,454
7.75%, 07/15/2020-08/15/2021	AAA	2,147,078	2,325,633
8.25%, 07/15/2008-05/15/2020	AAA	1,419,534	1,559,690
8.30%, 06/15/2019	AAA	53,721	59,032
11.50%, 05/15/2013-06/15/2013	AAA	15,848	18,153
Total Mortgage-Backed Securities			1,270,735,806
U.S. TREASURY OBLIGATIONS 14.3%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	AAA	317,075,000	348,411,205
U.S. Treasury Notes:
2.375%, 08/15/2006	AAA	112,170,000	112,555,641
2.625%, 05/15/2008	AAA	110,615,000	108,467,520
4.75%, 02/15/2004	AAA	12,500,000	12,634,288
5.00%, 08/15/2011	AAA	53,925,000	57,558,628
Total U.S. Treasury Obligations			639,627,282
YANKEE OBLIGATIONS-CORPORATE 0.2%
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunications Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	A	7,380,000	8,741,706
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 0.6%
Blackrock North American Government Income Trust	973,000	$ 10,654,350
MFS Government Markets Income Trust	842,800	5,672,044
TCW / DW Term Trust 2003	899,000	9,538,390
Total Mutual Fund Shares		25,864,784
SHORT-TERM INVESTMENTS 7.7%
MUTUAL FUND SHARES 7.7%
Evergreen Institutional Money Market Fund (o)	344,515,749	344,515,749
Total Investments (cost $4,407,366,976) 100.9%		4,506,515,869
Other Assets and Liabilities (0.9%)		(38,288,035)
Net Assets 100.0%		$ 4,468,227,834

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued security.
##	All or a portion of this security has been segregated for when-issued securities.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 4,407,366,976
Net unrealized gains on securities	99,148,893

Market value of securities	4,506,515,869
Cash	151,320
Receivable for securities sold	337,605,714
Receivable for Fund shares sold	3,132,897
Interest receivable	35,626,278
Prepaid expenses and other assets	470,802

Total assets	4,883,502,880

Liabilities
Dividends payable	16,776,831
Payable for securities purchased	394,673,643
Payable for Fund shares redeemed	3,402,091
Advisory fee payable	92,901
Distribution Plan expenses payable	49,802
Due to other related parties	36,567
Accrued expenses and other liabilities	243,211

Total liabilities	415,275,046

Net assets	$ 4,468,227,834

Net assets represented by
Paid-in capital	$ 4,348,434,402
Overdistributed net investment income	(19,493,515)
Accumulated net realized gains on securities	40,138,054
Net unrealized gains on securities	99,148,893

Total net assets	$ 4,468,227,834

Net assets consists of
Class A	$ 474,685,637
Class B	303,444,360
Class C	149,192,798
Class I	3,488,078,904
Class IS	52,825,140
Class R	995

Total net assets	$ 4,468,227,834

Shares outstanding
Class A	43,877,946
Class B	28,048,796
Class C	13,790,717
Class I	322,422,739
Class IS	4,882,969
Class R	92

Net asset value per share
Class A	$ 10.82
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.36
Class B	$ 10.82
Class C	$ 10.82
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.93
Class I	$ 10.82
Class IS	$ 10.82
Class R	$ 10.82

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (unaudited)

Investment income
Interest	$ 87,495,048

Expenses
Advisory fee	7,340,726
Distribution Plan expenses
Class A	730,547
Class B	1,599,925
Class C	783,950
Class IS	68,199
Administrative services fee	2,293,977
Transfer agent fees	1,376,574
Trustees' fees and expenses	31,611
Printing and postage expenses	58,199
Custodian fees	548,701
Registration and filing fees	19,773
Professional fees	18,598
Other	8,945

Total expenses	14,879,725
Less: Expense reductions	(5,207)
Fee waivers and expense reimbursements	(1,499,692)

Net expenses	13,374,826

Net investment income	74,120,222

Net realized and unrealized gains or losses on securities
Net realized gains on securities	27,345,282
Net change in unrealized gains or losses on securities	(78,284,593)

Net realized and unrealized gains or losses on securities	(50,939,311)

Net increase in net assets resulting from operations	$ 23,180,911

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2003		Year Ended
	(unaudited) (a)		April 30, 2003

Operations
Net investment income		$ 74,120,222		$ 182,762,914
Net realized gains on securities		27,345,282		81,875,310
Net change in unrealized gains or losses on securities		(78,284,593)		128,802,605

Net increase in net assets resulting from operations		23,180,911		393,440,829

Distributions to shareholders from
Net investment income
Class A		(9,827,975)		(15,404,300)
Class B		(5,312,410)		(8,590,061)
Class C		(2,604,049)		(4,182,363)
Class I		(77,202,764)		(151,634,481)
Class IS		(1,114,825)		(2,095,495)
Class R		(2)		0
Net realized gains
Class A		0		(4,002,022)
Class B		0		(2,574,403)
Class C		0		(1,253,779)
Class I		0		(33,854,741)
Class IS		0		(532,831)

Total distributions to shareholders		(96,062,025)		(224,124,476)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	12,772,741	140,031,091	31,574,617	341,513,167
Class B	3,797,784	41,687,171	17,876,884	192,739,563
Class C	2,605,519	28,562,744	9,075,661	97,952,091
Class I	33,163,942	362,074,316	83,390,908	901,027,499
Class IS	1,336,202	14,659,466	2,660,734	28,786,329
Class R	92	1,000	0	0

		587,015,788		1,562,018,649

Net asset value of shares issued in reinvestment of distributions
Class A	545,490	5,950,073	1,353,198	14,650,979
Class B	318,482	3,474,974	839,009	9,078,659
Class C	135,591	1,479,325	369,304	3,995,718
Class I	1,680,856	18,338,411	6,865,701	74,111,549
Class IS	60,979	665,405	177,858	1,924,442

		29,908,188		103,761,347

Automatic conversion of Class B shares to Class A shares
Class A	192,518	2,112,493	382,616	4,145,741
Class B	(192,518)	(2,112,493)	(382,616)	(4,145,741)

		0		0

Payment for shares redeemed
Class A	(11,003,738)	(119,609,184)	(15,844,482)	(171,371,918)
Class B	(4,119,131)	(44,694,139)	(3,634,391)	(39,316,497)
Class C	(2,715,771)	(29,471,049)	(2,363,298)	(25,570,557)
Class I	(34,891,749)	(380,868,254)	(78,620,717)	(849,862,799)
Class IS	(1,426,953)	(15,554,060)	(2,059,954)	(22,289,381)

		(590,196,686)		(1,108,411,152)

(a) For Class R, for the period from October 10, 2003 (commencement of class operations), to October 31, 2003.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	October 31, 2003		Year Ended
	(unaudited) (a)		April 30, 2003

	Shares		Shares
Capital share transactions continued
Net asset value of shares issued in acquisitions
Class A	0	$ 0	10,109,793	$ 106,819,514
Class B	0	0	1,561,004	16,492,718
Class C	0	0	558,651	5,902,353
Class I	0	0	162,874,136	1,720,908,694
Class IS	0	0	2,247,101	23,741,795

		0		1,873,865,074

Net increase in net assets resulting from capital share transactions		26,727,290		2,431,233,918

Total increase (decrease) in net assets		(46,153,824)		2,600,550,271
Net assets
Beginning of period		4,514,381,658		1,913,831,387

End of period		$ 4,468,227,834		$ 4,514,381,658

Undistributed (overdistributed) net investment income		$ (19,493,515)		$ 2,448,288

(a) For Class R, for the period from October 10, 2003 (commencement of class operations), to October 31, 2003
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge but pay on ongoing distribution fee. Class B, Class C and Class R shares pay a higher ongoing distribution fee than Class A. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During six months ended October 31, 2003, EIMC waived its fee in the amount of $1,495,170 and reimbursed expenses relating to Class A shares in the amount of $4,522 which represents 0.07% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively, on an annualized basis. Total amounts subject to recoupment as of October 31, 2003 were $2,746,993.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.50% of the average daily net assets for Class R and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITIONS

Effective on the close of business on June 7, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Fixed Income Fund, Evergreen Intermediate Term Bond Fund and Evergreen Income Plus Fund in an exchange of shares for Class A, Class B, Class C, Class I and/or Class IS shares of the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, number of shares issued, and unrealized appreciation acquired were as follows:

		Number of
	Value of Net	Shares		Unrealized
Acquired Fund	Assets Acquired	Issued		Appreciation

Wachovia Fixed	$ 509,841,830	1,670,598	Class A	$ 7,657,744
Income Fund		99,854	Class B
		7,487	Class C
		46,475,601	Class I
Evergreen	144,057,021	8,439,195	Class A	841,000
Intermediate Term		1,461,150	Class B
Bond Fund		551,164	Class C
		3,182,862	Class I
Evergreen Income	1,219,966,223	113,215,673	Class I	12,771,617
Plus Fund		2,247,101	Class IS

The aggregate net assets of the Fund immediately after the acquisitions were $3,855,761,754.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage backed securities) were as follows for the six months ended October 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$5,372,410,887	$335,334,107	$4,637,689,744	$369,906,686

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $4,407,366,976. The gross unrealized appreciation and depreciation on securities based on tax cost was $115,560,874 and $16,411,981, respectively, with a net unrealized appreciation of $99,148,893.

As of April 30, 2003, the Fund had $20,655,364 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009

$1,605,825	$6,633,609	$8,408,226	$4,007,704

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended April 30, 2003 in accordance with income tax regulations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2003, the Fund had no borrowings under this agreement.

11. SUBSEQUENT DISTRIBUTIONS

On December 2, 2003, the Fund declared distributions from short-term and long-term capital gains to shareholder of record on December 1, 2003. The per share amounts payable on December 3, 2003 are as follows:

	Short-term	Long-term
	Capital	Capital
	Gains	Gains

Class A	$ 0.0402	$ 0.0484

Class B	$ 0.0402	$ 0.0484

Class C	$ 0.0402	$ 0.0484

Class I	$ 0.0402	$ 0.0484

Class IS	$ 0.0402	$ 0.0484

Class R	$ 0.0402	$ 0.0484

These distributions are not reflected in the accompanying financial statements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564352 rv1   12/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Fixed Income Fund II

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC’s website at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

We are pleased to provide the semiannual report for the Evergreen Fixed Income Fund II, which covers the six-month period ended October 31, 2003.

Over the past six months, the U.S. fixed income markets have experienced seemingly a decade’s worth of volatility. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and potential changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. U.S. monetary policy officials then warned of the “possibility of an unwelcome, substantial fall in inflation.”

Initially, this phrase wasn’t threatening to the bond market as yields dropped down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed’s primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The “deflation trade” in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated “monetary policy would remain accommodative for a considerable period.” While the majority of economic data improved in recent months, the wildcard for investors continued to be sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Productivity growth remains high and most companies continue to expand without increasing their workforce. Yet many businesses have substantially increased capital investment, taking advantage of newly enacted fiscal incentives, and we believe payrolls will continue to gradually increase in the coming months as existing workforces become too stretched in attempting to satisfy the improvements in demand.

Diversification within the fixed income markets was obviously necessary to weather last summer’s storms in the bond market. Those investors properly allocated between government, corporates, municipals, high yield and international bonds likely benefited from these long-term strategies. Indeed, many corporate and high yield spreads contracted as investors sought companies with strong balance sheets and improved credit quality. Possibilities for a synchronized global recovery should also enable many international bonds to contribute to diversified portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, fixed income investors should remain diversified in order to participate in the benefits of long-term asset allocation strategies within their portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 12/6/1994

Class inception date	Class I 12/6/1994	Class IS 10/18/1999

6-month return	0.50%	0.33%
Average annual return
1 year	5.03%	4.82%
5 year	6.52%	6.33%
Since portfolio inception	7.71%	7.60%

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Fixed Income Fund II Class I shares,(1) versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

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(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class IS prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class IS have not been adjusted to reflect the effect of its 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31,1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)		Year Ended April 30,			Year Ended September 30,			Year Ended October 31,

CLASS I			2003	2002(1)		2001	2000(2)		1999(3)	1998(3)

Net asset value, beginning of period	$13.40		$12.76	$12.84		$12.18	$12.38		$13.15	$13.11

Income from investment operations
Net investment income	0.22		0.67	0.40		0.80	0.80		0.78	0.79
Net realized and unrealized gains or losses on securities, interest rate swaps and futures contracts	(0.15)		0.66	(0.13)		0.70	(0.08)		(0.66)	0.13

Total from investment operations	0.07		1.33	0.27		1.50	0.72		0.12	0.92

Distributions to shareholders from
Net investment income	(0.32)		(0.69)	(0.35)		(0.84)	(0.92)		(0.77)	(0.82)
Net realized gains	0		0	0		0	0		(0.12)	(0.06)

Total distributions to shareholders	(0.32)		(0.69)	(0.35)		(0.84)	(0.92)		(0.89)	(0.88)

Net asset value, end of period	$13.15		$13.40	$12.76		$12.84	$12.18		$12.38	$13.15

Total return	0.50%		10.62%	2.18%		12.63%	6.08%		0.97%	7.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,332		$23,696	$33,138		$45,060	$60,729		$77,470	$83,372
Ratios to average net assets
Expenses(4)	0.37	%(5)	0.41%	0.30	%(5)	0.14%	0.11	%(5)	0.10%	0.10%
Net investment income	3.29	%(5)	4.90%	5.48	%(5)	6.40%	6.86	%(5)	6.16%	6.08%
Portfolio turnover rate	149%		260%	166%		192%	113%		209%	137%

(1)	For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
(2)	For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.
(3)

Effective at the close of business on October 15, 1999, Evergreen Fixed Income Fund II acquired the net assets of Mentor Fixed Income Portfolio (“Mentor Portfolio”). Mentor Portfolio was the accounting and performance survivor in this transaction. The financial highlights for periods prior to October 18, 1999 are those of Mentor Portfolio.

(4)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
(5)	Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2003 (unaudited)		Year Ended April 30,			Year Ended September 30,			Year Ended October 31, 1999(3)

CLASS IS			2003	2002(1)		2001	2000(2)

Net asset value, beginning of period	$13.40		$12.74	$12.82		$12.17	$12.38		$12.25

Income from investment operations
Net investment income	0.21		0.65	0.40		0.77	0.74		0.03
Net realized and unrealized gains or losses on securities, interest rate swaps and futures contracts	(0.16)		0.66	(0.14)		0.71	(0.06)		0.10

Total from investment operations	0.05		1.31	0.26		1.48	0.68		0.13
Distributions to shareholders from
Net investment income	(0.30)		(0.65)	(0.34)		(0.83)	(0.89)		0

Net asset value, end of period	$13.15		$13.40	$12.74		$12.82	$12.17		$12.38

Total return	0.33%		10.45%	2.05%		12.45%	5.76%		1.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$12		$13	$1		$1	$1		$1
Ratios to average net assets
Expenses(4)	0.61	%(5)	0.55%	0.55	%(5)	0.36%	0.39	%(5)	0.39	%(5)
Net investment income	3.04	%(5)	3.83%	5.23	%(5)	6.17%	7.18	%(5)	6.86	%(5)
Portfolio turnover rate	149%		260%	166%		192%	113%		209%

(1)	For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.
(2)	For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.
(3)	For the period from October 18, 1999 (commencement of class operations), to October 31, 1999.
(4)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
(5)	Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

ASSET-BACKED SECURITIES 2.4%
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	AAA	$250,000	$266,713
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/07/2018	AAA	240,000	241,604

Total Asset-Backed Securities			508,317

COLLATERALIZED MORTGAGE OBLIGATIONS 24.6%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2000-WF2, Class A1, 7.11%, 10/15/2032	AAA	282,147	313,607
FHLMC:
Ser. 2183, Class TG, 7.00%, 07/15/2028	AAA	53,936	54,449
Ser. 2198, Class PG, 7.00%, 12/15/2028	AAA	50,739	51,578
Ser. 2316, Class PB, 6.50%, 09/15/2030	AAA	152,184	156,483
Ser. 2362, Class PB, 6.50%, 04/15/2017	AAA	35,036	35,038
Ser. 2668, Class AD, 4.00%, 01/15/2015	AAA	235,000	237,970
Ser. 2695, Class BG, 4.50%, 04/15/2032 ☐	AAA	195,000	182,890
FNMA:
Ser. 1999-8, Class QD, 6.00%, 03/25/2014	AAA	500,000	529,723
Ser. 1999-25, Class Z, 6.00%, 06/25/2029	AAA	187,933	191,270
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	AAA	245,000	257,251
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	AAA	245,000	256,095
Ser. 2002-14, Class PE, 6.00%, 01/25/2032	AAA	680,000	713,689
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	AAA	353,557	374,328
Ser. 2003-W3, Class 1A1, 6.50%, 08/25/2042	AAA	169,633	179,599
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	AAA	320,010	340,715
Ser. 2003 W15, Class 1A, 6.50%, 07/25/2043	AAA	255,000	274,267
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.61%, 01/10/2040	AAA	245,000	240,252
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	AAA	212,873	237,878
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	AAA	200,801	222,667
Morgan Stanley Capital I, Inc., Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	AAA	177,882	181,783
Wells Fargo Mtge. Backed Securities Trust, Ser. 2002-9, Class A7, 6.25%, 06/25/2032	AAA	211,066	213,440

Total Collateralized Mortgage Obligations			5,244,972

CORPORATE BONDS 28.1%
CONSUMER DISCRETIONARY 4.0%
Automobiles 2.6%
Ford Motor Co., 6.375%, 02/01/2029	BBB	300,000	237,864
General Motors Corp., 7.20%, 01/15/2011	BBB	300,000	315,075

			552,939

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 1.4%
Time Warner, Inc., 7.625%, 04/15/2031	BBB+	$175,000	$196,266
Comcast Cable Communications Corp., 6.20%, 11/15/2008	BBB	100,000	109,135

			305,401

CONSUMER STAPLES 1.6%
Beverages 1.6%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	A	300,000	337,140

FINANCIALS 15.0%
Capital Markets 5.4%
Alliance Capital Management LP, 5.625%, 08/15/2006	A+	300,000	323,706
Bank of New York Co., Inc., 4.14%, 08/02/2007	AA-	300,000	307,172
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	A+	250,000	244,348
Morgan Stanley, 6.10%, 04/15/2006	A+	250,000	271,096

			1,146,322

Commercial Banks 1.6%
PNC Funding Corp., 7.50%, 11/01/2009	BBB+	300,000	352,180

Consumer Finance 3.9%
Household Finance Corp., 6.40%, 06/17/2008	A	250,000	277,747
International Lease Finance Corp., 5.95%, 06/06/2005	AA-	250,000	264,714
USAA Capital Corp., 5.59%, 12/20/2006 144A	AAA	265,000	290,758

			833,219

Real Estate 1.5%
Duke Realty LP, 7.05%, 03/01/2006 REIT	BBB+	300,000	326,139

Thrifts & Mortgage Finance 2.6%
American General Finance Corp., 5.875%, 07/14/2006	A+	200,000	216,115
Washington Mutual, Inc., 6.875%, 06/15/2011	BBB+	300,000	337,040

			553,155

HEALTH CARE 1.8%
Pharmaceuticals 1.8%
Wyeth, 6.25%, 03/15/2006	A	350,000	380,371

INDUSTRIALS 1.0%
Machinery 1.0%
Ingersoll Rand Co., 6.25%, 05/15/2006	BBB+	200,000	217,963

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
BellSouth Corp., 6.375%, 06/01/2028	A+	175,000	181,190
Sprint Capital Corp., 6.875%, 11/15/2028	BBB-	150,000	141,649
Verizon New York, Inc., Ser.A, 6.875%, 04/01/2012	A+	250,000	274,795

			597,634

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 1.9%
Electric Utilities 1.9%
Carolina Power & Light Co., 6.50%, 07/15/2012	BBB	$200,000	$219,114
Dominion Resources,Inc., 7.625%, 07/15/2005	BBB+	175,000	190,673

			409,787

Total Corporate Bonds			6,012,250

MORTGAGE-BACKED SECURITIES 26.8%
FHLMC:
4.50%, TBA #	AAA	350,000	332,719
5.00%, 09/01/2033	AAA	124,861	122,999
5.50%, TBA #	AAA	420,000	423,544
6.00%, 04/01/2014	AAA	148,509	154,780
FNMA:
4.00%, TBA #	AAA	245,000	238,645
6.00%, 05/01/2009-05/01/2033	AAA	1,174,195	1,219,743
6.00%, TBA #	AAA	190,000	195,106
6.41%, 06/01/2011	AAA	586,043	643,853
6.50%, 07/01/2032-08/01/2032 #	AAA	814,123	846,085
7.00%, 12/25/2041 #	AAA	134,996	144,948
7.13%, 12/01/2010	AAA	439,134	497,064
7.50%, 11/01/2029	AAA	234,162	249,664
7.53%, 05/01/2007	AAA	397,666	444,535
GNMA, 4.00%, 08/20/2029	AAA	199,210	203,417

Total Mortgage-Backed Securities			5,717,102

U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	AAA	1,320,000	1,450,454
U.S. Treasury Notes:
2.625%, 05/15/2008 ##	AAA	190,000	186,312
5.00%, 08/15/2011 ##	AAA	585,000	624,419

Total U.S. Treasury Obligations			2,261,185

YANKEE OBLIGATIONS-CORPORATE 1.4%
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunications Services 1.4%
Vodafone Group plc, 7.75%, 02/15/2010	A	260,000	307,973

	Shares	Value

SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
Evergreen Institutional Money Market Fund ø	1,234,987	1,234,987

Total Investments (cost $20,615,205) 99.7%		21,286,786
Other Assets and Liabilities 0.3%		56,955

Net Assets 100.0%		$21,343,741

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)

^	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.

ø	Evergreen Investment Management Company,LLC is the investment advisor to both the Fund and the money market fund.
☐	No market quotation available.Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued security
##	All or a portion of this security has been segregated for when-issued securities.

Summary of Abbreviations:

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (unaudited)

Assets
Identified cost of securities	$20,615,205
Net unrealized gains on securities	671,581

Market value of securities	21,286,786
Receivable for securities sold	2,310,559
Receivable for Fund shares sold	475,000
Interest receivable	185,550
Prepaid expenses and other assets	33,870

Total assets	24,291,765

Liabilities
Payable for securities purchased	2,927,657
Payable for Fund shares redeemed	2,133
Accrued expenses and other liabilities	18,234

Total liabilities	2,948,024

Net assets	$21,343,741

Net assets represented by
Paid-in capital	$20,859,816
Overdistributed net investment income	(166,261)
Accumulated net realized losses on securities, interest rate swaps and futures contracts	(21,395)
Net unrealized gains on securities	671,581

Total net assets	$21,343,741

Net assets consists of
Class I	$21,331,634
Class IS	12,107

Total net assets	$21,343,741

Shares outstanding
Class I	1,622,334
Class IS	921

Net asset value per share
Class I	$13.15
Class IS	$13.15

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (unaudited)

Investment income
Interest	$450,818

Expenses
Distribution Plan expenses	46
Transfer agent fees	8,419
Trustees’ fees and expenses	219
Printing and postage expenses	9,362
Custodian fees	3,181
Registration and filing fees	15,665
Professional fees	8,110
Other	641

Total expenses	45,643
Less: Expense reductions	(34)

Net expenses	45,609

Net investment income	405,209

Net realized and unrealized gains or losses on securities
Net realized gains on securities	97,211
Net change in unrealized gains or losses on securities	(326,505)

Net realized and unrealized gains or losses on securities	(229,294)

Net increase in net assets resulting from operations	$175,915

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2003 (unaudited)		Year Ended April 30, 2003

Operations
Net investment income		$405,209		$1,530,693
Net realized gains on securities		97,211		908,123
Net change in unrealized gains or losses on securities		(326,505)		758,076

Net increase in net assets resulting from operations		175,915		3,196,892

Distributions to shareholders from
Net investment income
Class I		(570,394)		(1,578,612)
Class IS		(879)		(424)

Total distributions to shareholders		(571,273)		(1,579,036)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	1,775,698	23,674,311	2,617,544	34,514,874
Class IS	3,677	50,001	872	11,364

		23,724,312		34,526,238

Net asset value of shares issued in reinvestment of distributions
Class I	36,907	493,032	107,906	1,416,513
Class IS	64	865	28	368

		493,897		1,416,881

Payment for shares redeemed
Class I	(1,958,204)	(26,138,483)	(3,555,380)	(46,990,897)
Class IS	(3,808)	(49,707)	0	0

		(26,188,190)		(46,990,897)

Net decrease in net assets resulting from capital share transactions		(1,969,981)		(11,047,778)

Total decrease in net assets		(2,365,339)		(9,429,922)
Net assets
Beginning of period		23,709,080		33,139,002

End of period		$21,343,741		$23,709,080

Overdistributed net investment income		$(166,261)		$(197)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Fixed Income Fund II (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the trans-

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

actions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. For any expense reimbursements made after January 1, 2003, EIMC may recoup any amounts reimbursed up to a period of three years following the end of the fiscal year in which the reimbursements were made. Total amounts subject to recoupment as of October 31, 2003 were $20,000.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

31, 2003, the transfer agent fees were equivalent to an annual rate of 0.07% of the Fund’s average daily net assets on an annualized basis.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2003:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$31,674,530	$3,011,059	$30,224,788	$2,018,330

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $20,615,205. The gross unrealized appreciation and depreciation on securities based on tax cost was $751,813 and $80,232, respectively, with a net unrealized appreciation of $671,581.

As of April 30, 2003, the Fund had $106,997 in capital loss carryovers for federal income tax purposes expiring in 2008.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2003, the Fund had no borrowings under this agreement.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES(1) Charles A. Austin III Trustee DOB:10/23/1934 Term of office since:1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counsel or, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp.(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB:10/23/1938 Term of office since:1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since:1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc.(worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co.–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB:8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc.(executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB:6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, Access One MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H.Ferro(3) President DOB: 6/20/1945 Term of office since: 2003

President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

* As of October 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564354 rv1 12/2003

Evergreen InvestmentsSM MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Evergreen Select High Yield Bond Fund

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

6	FINANCIAL HIGHLIGHTS

8	SCHEDULE OF INVESTMENTS

15	STATEMENT OF ASSETS AND LIABILITIES

16	STATEMENT OF OPERATIONS

17	STATEMENTS OF CHANGES IN NET ASSETS

18	NOTES TO FINANCIAL STATEMENTS

24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC’s website at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

December 2003

We are pleased to provide the semiannual report for the Evergreen Select High Yield Bond Fund, which covers the six-month period ended October 31, 2003.

Over the past six months, the U.S. fixed income markets have experienced seemingly a decade’s worth of volatility. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and potential changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. U.S. monetary policy officials then warned of the “possibility of an unwelcome, substantial fall in inflation.”

Dennis H. Ferro
President and Chief Executive Officer

Initially, this phrase wasn’t threatening to the bond market as yields dropped down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed’s primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The “deflation trade” in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The bond market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated “monetary policy would remain accommodative for a considerable period.” While the majority of economic data improved in recent months, the wildcard for investors continued to be sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Productivity growth remains high and most companies continue to expand without increasing their workforce. Yet many businesses have substantially increased capital investment, taking advantage of newly enacted fiscal incentives, and we believe payrolls will continue to gradually increase in the coming months as existing workforces become too stretched in attempting to satisfy the improvements in demand.

Diversification within the fixed income markets was obviously necessary to weather last summer’s storms in the bond market. Those investors properly allocated between government, corporates, municipals, high yield and international bonds likely benefited from these long-term strategies. Indeed, many corporate and high yield spreads contracted as investors sought companies with strong balance sheets and improved credit quality. Possibilities for a synchronized global recovery should also enable many international bonds to contribute to diversified portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, fixed income investors should remain diversified in order to participate in the benefits of long-term asset allocation strategies within their portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of October 31, 2003

MANAGEMENT TEAM

Richard M. Cryan
High Yield Bond
Team Lead Manager

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 11/30/1999

Class inception date	Class I 11/30/1999	Class IS 11/30/1999

6-month return	4.96%	4.83%
Average annual return
1 year	15.02%	14.74%
Since portfolio inception	7.02%	6.75%

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Select High Yield Bond Fund Class I shares,(1) versus a similar investment in the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended April 30,			Year Ended September 30,
	October 31, 2003
CLASS I	(unaudited)		2003(1)	2002(2)		2001(1)	2000(3)

Net asset value, beginning of period	$9.35		$9.36	$8.87		$9.57	$10.00

Income from investment operations
Net investment income	0.36		0.69	0.43		0.79	0.71
Net realized and unrealized gains or losses on securities	0.09		(0.01)	0.49		(0.64)	(0.44)

Total from investment operations	0.45		0.68	0.92		0.15	0.27

Distributions to shareholders from
Net investment income	(0.35)		(0.69)	(0.43)		(0.85)	(0.70)

Net asset value, end of period	$9.45		$9.35	$9.36		$8.87	$9.57

Total return	4.96%		7.78%	10.48%		1.51%	2.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$600,275		$372,881	$175,741		$152,633	$72,204
Ratios to average net assets
Expenses(4)	0.66	%(5)	0.67%	0.68	%(5)	0.63%	0.61	%(5)
Net investment income	7.57	%(5)	7.66%	7.95	%(5)	8.52%	8.98	%(5)
Portfolio turnover rate	34%		37%	48%		79%	48%

(1)

Net investment income per share is based on average shares outstanding during the period.

(2)

For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(3)

For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended April 30,			Year Ended September 30,
	October 31, 2003
CLASS IS	(unaudited)		2003(1)	2002(2)		2001(1)	2000(3)

Net asset value, beginning of period	$9.35		$9.36	$8.87		$9.57	$10.00

Income from investment operations
Net investment income	0.34		0.66	0.41		0.78	0.71
Net realized and unrealized gains or losses on securities	0.10		0	0.49		(0.65)	(0.47)

Total from investment operations	0.44		0.66	0.90		0.13	0.24

Distributions to shareholders from
Net investment income	(0.34)		(0.67)	(0.41)		(0.83)	(0.67)

Net asset value, end of period	9.45		$9.35	$9.36		$8.87	$9.57

Total return	4.83%		7.51%	10.33%		1.25%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,545		$1,020	$1		$1	$1
Ratios to average net assets
Expenses(4)	0.92	%(5)	0.92%	0.94	%(5)	0.81%	0.56	%(5)
Net investment income	7.34	%(5)	7.22%	7.70	%(5)	8.40%	8.89	%(5)
Portfolio turnover rate	34%		37%	48%		79%	48%

(1)

Net investment income per share is based on average shares outstanding during the period.

(2)

For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

(3)

For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

(4)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(5)

Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS 92.3%
CONSUMER DISCRETIONARY 28.9%
Auto Components 4.4%
American Axle & Manufacturing, Inc., 9.75%, 03/01/2009	BB-	$6,000,000	$6,435,000
Dana Corp., 9.00%, 08/15/2011	BB	6,000,000	6,735,000
HLI Operating Co., Inc., 10.50%, 06/15/2010 144A	B+	2,650,000	2,901,750
R.J. Tower Corp., 12.00%, 06/01/2013 144A	B	5,500,000	5,087,500
TRW Automotive, Inc., 11.00%, 02/15/2013 144A	B+	4,500,000	5,332,500

			26,491,750

Distributors 1.0%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	B	5,800,000	6,090,000

Hotels, Restaurants & Leisure 5.8%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	B	5,000,000	5,787,500
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	BB-	4,100,000	4,510,000
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	4,000,000	4,255,000
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	6,000,000	6,570,000
Mohegan Tribal Gaming Authority:
6.375%, 07/15/2009 144A	BB-	1,575,000	1,620,281
8.00%, 04/01/2012	BB-	2,500,000	2,731,250
Morton’s Restaurant Group, Inc., 7.50%, 07/01/2010 144A	B	1,290,000	1,180,350
MTR Gaming Group, Inc., 9.75%, 04/01/2010	B+	3,500,000	3,701,250
Town Sports International, Inc., 9.625%, 04/15/2011	B-	3,500,000	3,766,875
Tricon Global Restaurants, Inc., 8.875%, 04/15/2011	BB+	1,050,000	1,254,750

			35,377,256

Household Durables 3.8%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	BB	3,000,000	3,562,500
KB Home, 8.625%, 12/15/2008	BB-	980,000	1,090,250
Meritage Corp., 9.75%, 06/01/2011	B+	2,200,000	2,453,000
Schuler Homes, Inc., 10.50%, 07/15/2011	B+	3,400,000	3,897,250
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007	B-	1,700,000	1,763,750
Standard Pacific Corp., 7.75%, 03/15/2013	BB	4,000,000	4,140,000
WCI Communities, Inc., 9.125%, 05/01/2012	B	5,500,000	6,050,000

			22,956,750

Media 6.5%
Dex Media West LLC, 8.50%, 08/15/2010 144A	B	4,265,000	4,670,175
DIRECTV Holdings LLC, 8.375%, 03/15/2013	B	3,500,000	3,955,000
EchoStar DBS Corp., 9.375%, 02/01/2009	BB-	6,000,000	6,375,000
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	B-	6,000,000	6,307,500
Houghton Mifflin Co., 8.25%, 02/01/2011	B	4,500,000	4,781,250
Lamar Media Corp., 8.625%, 09/15/2007	B	1,000,000	1,035,000
LIN TV Corp., 6.50%, 05/15/2013 144A	B	3,500,000	3,421,250
Mediacom LLC, 9.50%, 01/15/2013	B+	6,000,000	5,730,000
RH Donnelley Finance Corp., 10.875%, 12/15/2012	B+	2,500,000	2,993,750

			39,268,925

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.6%
Saks, Inc., 9.875%, 10/01/2011	BB	$3,205,000	$3,813,950

Specialty Retail 6.1%
Central Garden & Pet Co., 9.125%, 02/01/2013	B+	2,500,000	2,756,250
Cole National Group, Inc., 8.875%, 05/15/2012	B	5,405,000	5,769,837
CSK Auto, Inc., 12.00%, 06/15/2006	B	3,500,000	3,955,000
Gap, Inc., 6.90%, 09/15/2007	BB+	2,670,000	2,916,975
Group 1 Automotive, Inc., 8.25%, 08/15/2013 144A	B+	2,000,000	2,180,000
Michaels Stores, Inc., 9.25%, 07/01/2009	BB+	3,800,000	4,208,500
Office Depot, Inc., 10.00%, 07/15/2008	BB+	2,250,000	2,677,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013 144A	B+	1,515,000	1,484,700
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	B	3,000,000	3,540,000
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	B+	2,195,000	2,288,288
United Auto Group, Inc., 9.625%, 03/15/2012	B	3,000,000	3,330,000
Warnaco, Inc., 8.875%, 06/15/2013 144A	B	1,750,000	1,881,250

			36,988,300

Textiles, Apparel & Luxury Goods 0.7%
Fruit of the Loom, Inc., 8.875%, 04/15/2006  •	NR	8,000,000	160,000
Oxford Industries, Inc., 8.875%, 06/01/2011 144A	B	3,875,000	4,189,844

			4,349,844

CONSUMER STAPLES 6.8%
Food & Staples Retailing 1.7%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	B	5,020,000	4,191,700
Rite Aid Corp., 8.125%, 05/01/2010	B+	5,455,000	5,864,125

			10,055,825

Food Products 4.4%
Corn Products International, Inc.:
8.25%, 07/15/2007	BBB-	3,950,000	4,404,250
8.45%, 08/15/2009	BBB-	1,550,000	1,747,625
Del Monte Corp., 8.625%, 12/15/2012 144A	B	3,500,000	3,885,000
Dole Food, Inc., 7.25%, 06/15/2010	BB-	6,000,000	6,150,000
Merisant, 9.50%, 07/15/2013 144A	B	6,250,000	6,781,250
Michael Foods, Inc., Ser. B, 11.75%, 04/01/2011	B-	2,850,000	3,615,937

			26,584,062

Household Products 0.7%
Scotts Co., 6.625%, 11/15/2013 144A	B+	3,000,000	3,052,500
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008	B-	1,355,000	1,409,200

			4,461,700

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 11.0%
Energy Equipment & Services 3.0%
Dresser, Inc., 9.375%, 04/15/2011	B	$6,500,000	$6,711,250
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	B-	6,250,000	6,562,500
SESI LLC, 8.875%, 05/15/2011	BB-	4,450,000	4,806,000

			18,079,750

Oil & Gas 8.0%
Chesapeake Energy Corp., 8.125%, 04/01/2011	BB-	6,000,000	6,615,000
El Paso Energy Partners LP, 8.50%, 06/01/2011	BB-	6,000,000	6,570,000
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	B+	6,000,000	5,790,000
Frontier Oil Corp., 11.75%, 11/15/2009	B+	4,000,000	4,540,000
Giant Industries, Inc., 9.00%, 09/01/2007	B-	2,000,000	2,000,000
Nuevo Energy Co., Ser. B, 9.50%, 06/01/2008	B	972,000	1,024,245
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	BB+	1,750,000	1,863,750
Peabody Energy Corp., 6.875%, 03/15/2013	BB-	1,870,000	1,977,525
Pioneer Natural Resources Co., 9.625%, 04/01/2010	BB+	2,000,000	2,437,638
Plains Exploration & Production Co., 8.75%, 07/01/2012	B	3,000,000	3,285,000
Stone Energy Corp., 8.25%, 12/15/2011	B+	615,000	661,125
Tesoro Petroleum Corp., Ser. B, 9.00%, 07/01/2008	B	6,250,000	6,328,125
Tom Brown, Inc., 7.25%, 09/15/2013	BB-	1,000,000	1,050,000
Vintage Petroleum, Inc., 9.75%, 06/30/2009	B	2,500,000	2,668,750
Westport Resources Corp., 8.25%, 11/01/2011	B+	1,750,000	1,938,125

			48,749,283

FINANCIALS 7.5%
Diversified Financial Services 0.6%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	BB+	2,000,000	2,080,000
Moore North America Finance, Inc., 7.875%, 01/15/2011 144A	BB-	1,100,000	1,193,500

			3,273,500

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	BB	5,500,000	5,940,000

Real Estate 5.9%
CBRE Escrow, Inc., 9.75%, 05/15/2010 144A	B+	1,500,000	1,627,500
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	B+	4,130,000	4,481,050
Felcor Suites LP, 7.625%, 10/01/2007 REIT	B	7,000,000	7,297,500
Host Marriott Corp.:
7.125%, 11/01/2013 REIT 144A	B+	4,250,000	4,265,937
Ser. B, 7.875%, 08/01/2008 REIT 144A	B+	2,000,000	2,075,000
LNR Property Corp.:
7.625%, 07/15/2013 144A	B+	2,570,000	2,659,950
10.50%, 01/15/2009	B+	3,500,000	3,758,720
MeriStar Hospitality Corp., 9.00%, 01/15/2008	CCC+	6,125,000	6,461,875
Tanger Properties, Inc., 9.125%, 02/15/2008	BB+	3,000,000	3,315,000

			35,942,532

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 5.1%
Health Care Equipment & Supplies 0.2%
NeighborCare, Inc., 6.875%, 11/15/2013 144A	B+	$1,385,000	$1,416,163

Health Care Providers & Services 3.9%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	B	6,250,000	6,906,250
Genesis Health Ventures, Inc., 9.875%, 01/15/2009  •	C	7,500,000	573,075
Omnicare, Inc., Ser. B, 8.125%, 03/15/2011	BB+	2,100,000	2,310,000
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	BB-	5,500,000	6,352,500
Stewart Enterprises, Inc., 10.75%, 07/01/2008	B+	4,450,000	5,039,625
Triad Hospitals, Inc., Ser. B, 8.75%, 05/01/2009	B+	2,000,000	2,175,000

			23,356,450

Pharmaceuticals 1.0%
Alpharma, Inc., 8.625%, 05/01/2011 144A	B+	6,000,000	6,015,000

INDUSTRIALS 13.3%
Commercial Services & Supplies 8.1%
Allied Waste, Inc., 10.00%, 08/01/2009	B+	6,000,000	6,555,000
Coinmach Corp., 9.00%, 02/01/2010	B	3,500,000	3,832,500
Iron Mountain, Inc.:
6.625%, 01/01/2016	B	2,125,000	2,082,500
8.625%, 04/01/2013	B	3,660,000	4,016,850
MDP Acquisitions plc, 9.625%, 10/01/2012	B	1,075,000	1,198,625
Mobile Mini, Inc., 9.50%, 07/01/2013 144A	BB-	3,500,000	3,850,000
NationsRent, Inc., 9.50%, 10/15/2010 144A	BB-	1,000,000	1,040,000
Newpark Resource, Inc., 8.625%, 12/15/2007	B+	6,025,000	6,250,937
Service Corporation International, 7.70%, 04/15/2009	BB-	3,000,000	3,127,500
United Rentals North America, Inc.:
7.75%, 11/15/2013 144A	B+	6,650,000	6,666,625
9.50%, 06/01/2008	B+	5,500,000	5,819,000
Wackenhut Corrections Corp., 8.25%, 07/15/2013 144A	B	1,670,000	1,778,550
Williams Scotsman, Inc., 9.875%, 06/01/2007	B	3,000,000	3,060,000

			49,278,087

Construction & Engineering 0.2%
Toll Brothers, Inc., 8.25%, 12/01/2011	BB+	750,000	836,250

Electrical Equipment 0.5%
Stoneridge, Inc., 11.50%, 05/01/2012	B	2,665,000	3,104,725

Machinery 4.2%
AGCO Corp., 8.50%, 03/15/2006	BB-	3,200,000	3,216,000
CNH Global N.V., 9.25%, 08/01/2011 144A	BB-	6,000,000	6,690,000
Cummins, Inc., 9.50%, 12/01/2010 144A	BB+	4,000,000	4,620,000
SPX Corp., 7.50%, 01/01/2013	BB+	3,375,000	3,619,688

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery continued
Terex Corp.:
8.875%, 04/01/2008	B	$2,550,000	$2,671,125
10.375%, 04/01/2011	B	2,000,000	2,265,000
Wolverine Tube, Inc., 10.50%, 04/01/2009	BB-	2,150,000	2,074,750

			25,156,563

Transportation Infrastructure 0.3%
Aviall, Inc., 7.625%, 07/01/2011	BB	1,000,000	1,047,500
Offshore Logistics, Inc., 6.125%, 06/15/2013	BB+	1,000,000	965,000

			2,012,500

INFORMATION TECHNOLOGY 0.9%
Aerospace & Defense 0.1%
DRS Technologies Incorporated, 6.875%, 11/01/2013 144A	B	525,000	530,250

Communications Equipment 0.5%
Nortel Networks Corp., 6.125%, 02/15/2006	B	2,845,000	2,926,794

IT Services 0.3%
Unisys Corp., 6.875%, 03/15/2010	BB+	2,000,000	2,135,000

MATERIALS 15.0%
Chemicals 8.1%
Airgas, Inc., 9.125%, 10/01/2011	B+	1,890,000	2,121,525
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	BB-	6,000,000	6,300,000
Ethyl Corp., 8.875%, 05/01/2010	B	1,865,000	1,948,925
FMC Corp., 10.25%, 11/01/2009	BB+	5,810,000	6,826,750
HMP Equity Holdings Corp., 0.00%, 05/15/2008 144A ¤	CCC+	1,500,000	757,500
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	B	3,500,000	3,766,875
Huntsman International LLC, 11.625%, 10/15/2010 144A	B	4,300,000	4,149,500
IMC Global, Inc., 10.875%, 08/01/2013 144A	B+	6,000,000	6,225,000
Lyondell Chemical Co.:
Ser. A, 9.625%, 05/01/2007	BB-	2,065,000	2,106,300
Ser. B, 9.875%, 05/01/2007	BB-	2,500,000	2,550,000
Millennium America, Inc., 9.25%, 06/15/2008	BB-	5,000,000	5,312,500
Nalco Co., 7.75%, 11/15/2011 144A	B	4,510,000	4,712,950
Noveon, Inc., Ser. B, 11.00%, 02/28/2011	B	1,950,000	2,252,250

			49,030,075

Containers & Packaging 4.7%
Four M Corp., Ser. B, 12.00%, 06/01/2006	CCC+	5,825,000	5,883,250
Graphic Packaging International, Inc., 8.50%, 08/15/2011 144A	B-	5,000,000	5,537,500
Jefferson Smurfit Group, 7.50%, 06/01/2013	B	2,000,000	2,050,000
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	BB	6,000,000	6,540,000
Owens-Illinois, Inc., 7.15%, 05/15/2005	B+	1,800,000	1,854,000
Stone Container Corp., 9.75%, 02/01/2011	B	6,000,000	6,570,000

			28,434,750

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 1.1%
U.S. Steel Corp., 10.75%, 08/01/2008	BB-	$6,000,000	$6,615,000

Paper & Forest Products 1.1%
Georgia Pacific Corp.:
8.125%, 05/15/2011	BB+	3,500,000	3,823,750
9.125%, 07/01/2022	BB+	3,000,000	3,090,000

			6,913,750

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.0%
Insight Midwest LP, 10.50%, 11/01/2010	B+	6,000,000	6,300,000

Wireless Telecommunications Services 1.4%
Nextel Communications, Inc.:
6.875%, 10/31/2013	B+	2,890,000	2,944,188
7.375%, 08/01/2015	B+	5,000,000	5,225,000

			8,169,188

UTILITIES 1.4%
Electric Utilities 0.2%
MSW Energy Holdings LLC, 8.50%, 09/01/2010 144A	BB	1,000,000	1,075,000

Gas Utilities 0.3%
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	1,500,000	1,608,750

Multi-Utilities & Unregulated Power 0.9%
Reliant Resources, Inc.:
9.25%, 07/15/2010 144A	B	1,700,000	1,530,000
9.50%, 07/15/2013 144A	B	1,500,000	1,342,500
Southern California Edison Co., 6.90%, 10/01/2018	BB	2,750,000	2,805,000

			5,677,500

Total Corporate Bonds			559,015,222

YANKEE OBLIGATIONS – CORPORATE 2.4%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Rogers Cablesystems, Ltd., 11.00%, 12/01/2015	BB-	1,250,000	1,431,250

MATERIALS 1.1%
Paper & Forest Products 1.1%
Domtar, Inc., 8.75%, 08/01/2006	BBB-	2,070,000	2,375,501
Tembec Industries, Inc., 7.75%, 03/15/2012	BB	4,590,000	4,280,175

			6,655,676

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2003 (unaudited)	Credit Rating ^	Principal Amount	Value

YANKEE OBLIGATIONS -- CORPORATE continued
TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunications Services 1.1%
Rogers Cantel, Inc.:
8.30%, 10/01/2007	BB+	$4,000,000	$4,140,000
9.75%, 06/01/2016	BB+	2,300,000	2,714,000

			6,854,000

Total Yankee Obligations – Corporate			14,940,926

		Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional Money Market Fund ø		27,533,085	27,533,085

Total Investments (cost $574,216,672) 99.3%			601,489,233
Other Assets and Liabilities 0.7%			4,330,757

Net Assets 100.0%			$605,819,990

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

^

Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.



No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

•

Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

Summary of Abbreviations

REIT      Real Estate Investment Trust

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (unaudited)

Assets
Identified cost of securities	$574,216,672
Net unrealized gains on securities	27,272,561

Market value of securities	601,489,233
Cash	9,500
Receivable for securities sold	18,494,648
Receivable for Fund shares sold	335,755
Interest receivable	14,492,093
Prepaid expenses and other assets	206,114

Total assets	635,027,343

Liabilities
Dividends payable	4,061,841
Payable for securities purchased	24,783,411
Payable for Fund shares redeemed	308,789
Advisory fee payable	24,809
Distribution Plan expenses payable	114
Due to other related parties	4,962
Accrued expenses and other liabilities	23,427

Total liabilities	29,207,353

Net assets	$605,819,990

Net assets represented by
Paid-in capital	$591,790,479
Overdistributed net investment income	(690,418)
Accumulated net realized losses on securities	(12,552,632)
Net unrealized gains on securities	27,272,561

Total net assets	$605,819,990

Net assets consists of
Class I	$600,274,720
Class IS	5,545,270

Total net assets	$605,819,990

Shares outstanding
Class I	63,513,632
Class IS	586,725

Net asset value per share
Class I	$9.45
Class IS	$9.45

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (unaudited)

Investment income
Interest	$21,780,972

Expenses
Advisory fee	1,325,235
Distribution Plan expenses	4,411
Administrative services fee	265,047
Transfer agent fees	29,533
Trustees’ fees and expenses	14,372
Printing and postage expenses	10,012
Custodian fees	73,662
Registration and filing fees	11,709
Professional fees	11,725
Other	9,629

Total expenses	1,755,335
Less: Expense reductions	(1,614)

Net expenses	1,753,721

Net investment income	20,027,251

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,774,243)
Net change in unrealized gains or losses on securities	7,865,863

Net realized and unrealized gains or losses on securities	6,091,620

Net increase in net assets resulting from operations	$26,118,871

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2003 (unaudited)		Year Ended April 30, 2003

Operations
Net investment income		$20,027,251		$17,889,916
Net realized losses on securities		(1,774,243)		(3,416,285)
Net change in unrealized gains or losses on securities		7,865,863		8,992,495

Net increase in net assets resulting from operations		26,118,871		23,466,126

Distributions to shareholders from
Net investment income
Class I		(19,910,464)		(17,773,498)
Class IS		(129,700)		(25,229)

Total distributions to shareholders		(20,040,164)		(17,798,727)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	12,173,752	113,442,495	27,137,552	246,047,764
Class IS	159,679	1,481,950	294,157	2,668,800

		114,924,445		248,716,564

Net asset value of shares issued in reinvestment of distributions
Class I	782,371	7,262,819	934,935	8,494,460
Class IS	6,320	58,650	1,418	12,979

		7,321,469		8,507,439

Payment for shares redeemed
Class I	(10,738,626)	(100,179,768)	(6,963,809)	(63,014,711)
Class IS	(93,290)	(870,429)	(186,577)	(1,717,980)

		(101,050,197)		(64,732,691)

Net asset value of shares issued in acquisition
Class I	21,406,249	200,845,891	0	0
Class IS	404,909	3,799,095	0	0

		204,644,986		0

Net increase in net assets resulting from capital share transactions		225,840,703		192,491,312

Total increase in net assets		231,919,410		198,158,711
Net assets
Beginning of period		373,900,580		175,741,869

End of period		$605,819,990		$373,900,580

Overdistributed net investment income		$(690,418)		$(677,505)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Select High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.50% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective on the close of business on June 13, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Offit High Yield Bond Fund in a tax-free exchange for Class I and Class IS shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $5,041,345. The aggregate net assets of the Fund and Offit High Yield Bond Fund immediately prior to the acquisition were $415,130,316 and $204,644,986, respectively. The aggregate net assets of the Fund immediately after the acquisition were $619,775,302.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $204,094,745 and $164,441,363, respectively, for the six months ended October 31, 2003.

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $574,216,672. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,331,032 and $10,058,471, respectively, with a net unrealized appreciation of $27,272,561.

As of April 30, 2003, the Fund had $8,461,698 in capital loss carryovers for federal income tax purposes with $1,682,951 expiring in 2009, $5,561,023 expiring in 2010 and $1,217,724 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2003, the Fund incurred and elected to defer post-October capital losses of $2,192,474.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2003, the Fund had no borrowings under this agreement.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Trustee
DOB: 10/23/1934
Term of office since: 1991
Other directorships: None

K. Dun Gifford

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Trustee
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Leroy Keith, Jr.

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Trustee
DOB: 2/14/1939
Term of office since: 1983
Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell

Principal occupations: Sales Manager, SMI STEEL Co.–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.
Trustee
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Trustee
DOB: 9/19/1941
Term of office since: 1982
Other directorships: None

Russell A. Salton III, MD

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.
Trustee
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Trustee
DOB: 8/11/1939
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA(2)

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

Trustee
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro(3)

President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

President
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel(4)	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce(4)

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

Secretary
DOB: 4/20/1960
Term of office since: 2000

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

* As of October 31, 2003

Visit us online at EvergreenInvestments.com

F O R   M O R E   I N F O R M A T I O N

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564357 rv1  12/2003

Evergreen InvestmentsSM
               MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 31, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: December 31, 2003